Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

The disclosures in this note apply to all Registrants unless indicated otherwise.

Property, Plant and Equipment is shown functionally on the face of the Registrants’ balance sheets. The following tables include the Registrants’ total plant balances as of December 31, 2017 and 2016:

December 31, 2017	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$20,406.5	(a)	$—	$—	$6,446.9	$4,445.9	$—	$1,577.2	$4,624.9	(a)
Transmission	18,942.3		3,053.6	5,336.1	3,019.9	1,504.0	2,419.2	858.8	1,679.8
Distribution	19,865.9		3,718.6	—	3,763.8	2,069.3	4,626.4	2,445.1	2,095.8
Other	3,224.8		457.6	130.0	399.5	552.3	485.5	282.0	416.8
CWIP	3,972.6	(a)	834.4	1,312.7	483.0	460.2	410.1	111.3	220.7	(a)
Less: Accumulated Depreciation	16,906.7		1,399.4	170.4	3,891.1	3,011.7	2,183.9	1,393.6	2,520.5
Total Regulated Property, Plant and Equipment - Net	49,505.4		6,664.8	6,608.4	10,222.0	6,020.0	5,757.3	3,880.8	6,517.5
Nonregulated Property, Plant and Equipment - Net	756.1		160.3	1.4	23.1	30.4	9.5	5.4	114.5
Total Property, Plant and Equipment - Net	$50,261.5		$6,825.1	$6,609.8	$10,245.1	$6,050.4	$5,766.8	$3,886.2	$6,632.0

December 31, 2016	AEP		AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Regulated Property, Plant and Equipment
Generation	$19,703.9	(a)	$—	$—	$6,332.8	$4,056.1	$—	$1,559.3	$4,607.6	(a)
Transmission	16,658.6		2,623.6	3,973.5	2,796.9	1,472.8	2,319.2	832.8	1,584.2
Distribution	18,898.2		3,527.2	—	3,569.1	1,899.3	4,457.2	2,322.4	2,020.6
Other	2,902.0		432.1	98.3	345.1	507.7	433.4	227.3	399.3
CWIP	3,072.2	(a)	385.0	981.3	390.3	654.2	221.5	148.2	113.7	(a)
Less: Accumulated Depreciation	16,101.5		1,354.4	99.6	3,631.5	2,989.9	2,115.1	1,272.7	2,411.5
Total Regulated Property, Plant and Equipment - Net	45,133.4		5,613.5	4,953.5	9,802.7	5,600.2	5,316.2	3,817.3	6,313.9
Nonregulated Property, Plant and Equipment - Net	505.9		167.2	1.1	23.1	27.3	9.4	5.9	115.6
Total Property, Plant and Equipment - Net	$45,639.3	(b)	$5,780.7	$4,954.6	$9,825.8	$5,627.5	$5,325.6	$3,823.2	$6,429.5

(a)	AEP and SWEPCo’s regulated generation and regulated CWIP include amounts related to SWEPCo’s Arkansas jurisdictional share of the Turk Plant.

(b)
Amount excludes $1.8 billion of Property, Plant and Equipment - Net classified as Assets Held for Sale on the balance sheet. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.

Depreciation, Depletion and Amortization

The Registrants provide for depreciation of Property, Plant and Equipment, excluding coal-mining properties, on a straight-line basis over the estimated useful lives of property, generally using composite rates by functional class.  The following tables provide total regulated annual composite depreciation rates and depreciable lives for the Registrants:

AEP
	2017						2016						2015
Functional Class of Property	Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges			Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges			Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges
				(in years)						(in years)						(in years)
Generation	2.3%	-	3.7%	20	-	132	2.1%	-	4.0%	35	-	132	0.4%	-	3.1%	35	-	132
Transmission	1.6%	-	2.7%	15	-	100	1.5%	-	2.7%	15	-	100	1.4%	-	2.7%	15	-	81
Distribution	2.7%	-	3.7%	5	-	156	2.6%	-	3.7%	7	-	156	2.5%	-	3.7%	7	-	75
Other	2.3%	-	9.2%	5	-	84	3.1%	-	8.6%	5	-	84	2.9%	-	11.8%	5	-	75

AEP Texas
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	1.7%	45	-	81	1.8%	45	-	81	1.8%	45	-	81
Distribution	3.6%	7	-	70	3.3%	7	-	70	3.3%	7	-	70
Other	8.7%	5	-	50	8.3%	5	-	50	9.7%	5	-	50

AEPTCo
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	1.7%	20	-	100	1.6%	20	-	100	1.4%	20	-	75

APCo
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	3.1%	35	-	112	3.1%	35	-	121	3.1%	35	-	121
Transmission	1.6%	15	-	68	1.5%	15	-	68	1.6%	15	-	68
Distribution	3.7%	10	-	57	3.7%	10	-	57	3.6%	10	-	57
Other	6.5%	5	-	55	6.0%	5	-	55	8.3%	5	-	55

I&M
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.4%	20	-	132	2.4%	59	-	132	2.5%	59	-	132
Transmission	1.7%	50	-	75	1.7%	50	-	75	1.7%	50	-	75
Distribution	2.7%	10	-	70	2.8%	10	-	70	2.8%	10	-	70
Other	8.4%	5	-	45	8.6%	5	-	45	11.8%	5	-	45

OPCo
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Transmission	2.3%	39	-	60	2.3%	39	-	60	2.3%	39	-	60
Distribution	2.8%	5	-	57	2.8%	7	-	57	2.8%	7	-	57
Other	6.2%	5	-	50	5.9%	5	-	50	7.2%	5	-	50

PSO
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.4%	35	-	85	2.4%	35	-	85	1.7%	35	-	70
Transmission	2.2%	45	-	100	2.2%	45	-	100	1.9%	40	-	75
Distribution	2.7%	27	-	156	2.7%	27	-	156	2.5%	7	-	65
Other	7.4%	5	-	84	6.4%	5	-	84	4.6%	5	-	40

SWEPCo
	2017				2016				2015
Functional Class of Property	Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges			Annual Composite Depreciation Rate	Depreciable Life Ranges
		(in years)				(in years)				(in years)
Generation	2.3%	40	-	70	2.1%	40	-	70	2.2%	40	-	70
Transmission	2.3%	50	-	73	2.2%	50	-	70	2.3%	50	-	70
Distribution	2.7%	25	-	70	2.6%	25	-	65	2.6%	25	-	65
Other	7.2%	5	-	55	6.8%	5	-	51	5.5%	5	-	51

The following table includes the nonregulated annual composite depreciation rate ranges and nonregulated depreciable life ranges for AEP, AEP Texas and SWEPCo. Depreciation rate ranges and depreciable life ranges are not meaningful for nonregulated property of AEPTCo, APCo, I&M, OPCo and PSO for 2017, 2016 and 2015.

	2017							2016							2015
Functional Class of Property	Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges				Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges				Annual Composite Depreciation Rate Ranges			Depreciable Life Ranges
				(in years)							(in years)							(in years)
Generation	2.4%	-	5.1%	15	-	66		2.8%	-	17.2%	40	-	66		2.5%	-	3.4%	35	-	66
Transmission	0.2%			40				2.3%			43	-	55		2.3%			43	-	55
Distribution	2.3%			40				1.3%			40	-	50		—%			0	-	0
Other	12.1%			5	-	50	(a)	9.1%			5	-	50	(a)	2.7%			5	-	50	(a)

(a)	SWEPCo’s nonregulated property, plant and equipment is depreciated using the straight-line method over a range of 3 to 20 years.

SWEPCo provides for depreciation, depletion and amortization of coal-mining assets over each asset’s estimated useful life or the estimated life of each mine, whichever is shorter, using the straight-line method for mining structures and equipment.  SWEPCo uses either the straight-line method or the units-of-production method to amortize mine development costs and deplete coal rights based on estimated recoverable tonnages.  SWEPCo includes these costs in fuel expense.

For regulated operations, the composite depreciation rate generally includes a component for non-asset retirement obligation (non-ARO) removal costs, which is credited to Accumulated Depreciation and Amortization on the balance sheets.  Actual removal costs incurred are charged to Accumulated Depreciation and Amortization.  Any excess of accrued non-ARO removal costs over actual removal costs incurred is reclassified from Accumulated Depreciation and Amortization and reflected as a regulatory liability.  For nonregulated operations, non-ARO removal costs are expensed as incurred.

Asset Retirement Obligations (ARO) (Applies to all Registrants except AEPTCo)

The Registrants record ARO in accordance with the accounting guidance for “Asset Retirement and Environmental Obligations” for legal obligations for asbestos removal and for the retirement of certain ash disposal facilities, closure and monitoring of underground carbon storage facilities at Mountaineer Plant, wind farms and certain coal mining facilities.  I&M records ARO for the decommissioning of the Cook Plant.  The Registrants have identified, but not recognized, ARO liabilities related to electric transmission and distribution assets as a result of certain easements on property on which assets are owned.  Generally, such easements are perpetual and require only the retirement and removal of assets upon the cessation of the property’s use.  The retirement obligation is not estimable for such easements since the Registrants plan to use their facilities indefinitely.  The retirement obligation would only be recognized if and when the Registrants abandon or cease the use of specific easements, which is not expected.

As of December 31, 2017 and 2016, I&M’s ARO liability for nuclear decommissioning of the Cook Plant was $1.30 billion and $1.24 billion, respectively.  These liabilities are reflected in Asset Retirement Obligations on I&M’s balance sheets.  As of December 31, 2017 and 2016, the fair value of I&M’s assets that are legally restricted for purposes of settling decommissioning liabilities totaled $2.22 billion and $1.95 billion, respectively.  These assets are included in Spent Nuclear Fuel and Decommissioning Trusts on I&M’s balance sheets.

The following is a reconciliation of the 2017 and 2016 aggregate carrying amounts of ARO by Registrant:

Company	ARO as of December 31, 2016	Accretion Expense	Liabilities Incurred	Liabilities Settled	Revisions in Cash Flow Estimates	ARO as of December 31, 2017
	(in millions)
AEP (a)(b)(c)(d)	$1,934.9	$90.9	$2.4	$(104.5)	$82.0	$2,005.7
AEP Texas (a)(d)	25.5	1.2	—	(0.1)	0.1	26.7
APCo (a)(d)	127.1	7.0	—	(21.7)	12.6	125.0
I&M (a)(b)(d)	1,258.1	55.9	—	(0.1)	7.9	1,321.8
OPCo (d)	1.7	0.1	—	(0.1)	—	1.7
PSO (a)(d)	53.4	3.1	—	(0.5)	(2.0)	54.0
SWEPCo (a)(c)(d)	156.5	8.3	—	(0.3)	4.7	169.2

Company	ARO as of December 31, 2015	Accretion Expense	Liabilities Incurred	Liabilities Settled		Revisions in Cash Flow Estimates	ARO as of December 31, 2016
	(in millions)
AEP (a)(b)(c)(d)	$1,916.3	$91.3	$0.8	$(139.9)	(e)	$66.4	$1,934.9
AEP Texas (a)(d)	24.0	1.1	—	(0.1)		0.5	25.5
APCo (a)(d)	140.2	7.6	—	(35.3)		14.6	127.1
I&M (a)(b)(d)	1,253.8	55.6	—	(62.6)	(e)	11.3	1,258.1
OPCo (d)	1.4	0.1	0.2	—		—	1.7
PSO (a)(d)	47.8	3.0	0.1	(1.0)		3.5	53.4
SWEPCo (a)(c)(d)	125.4	7.0	0.2	(8.3)		32.2	156.5

(a)	Includes ARO related to ash disposal facilities.

(b)	Includes ARO related to nuclear decommissioning costs for the Cook Plant of $1.30 billion and $1.24 billion as of December 31, 2017 and 2016, respectively.

(c)	Includes ARO related to Sabine and DHLC.

(d)	Includes ARO related to asbestos removal.

(e)	Amount includes settlement of liabilities of $61 million associated with the sale of the Tanners Creek Plant site. See the “Tanners Creek” section of Note 7.

Allowance for Funds Used During Construction and Interest Capitalization

The Registrants’ amounts of Allowance for Equity Funds Used During Construction are summarized in the following table:

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEP	$93.7	$113.2	$131.9
AEP Texas	6.8	9.2	6.7
AEPTCo	52.3	52.3	53.0
APCo	9.2	11.7	13.8
I&M	11.1	15.3	11.6
OPCo	6.4	6.0	8.8
PSO	0.5	6.2	8.8
SWEPCo	2.4	11.0	26.4

The Registrants’ amounts of allowance for borrowed funds used during construction, including capitalized interest, are summarized in the following table:

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEP	$48.6	$51.7	$61.3
AEP Texas	6.8	5.9	4.5
AEPTCo	20.2	15.6	17.7
APCo	5.3	6.3	6.9
I&M	6.7	7.2	5.0
OPCo	3.8	3.3	4.8
PSO	1.1	3.4	5.0
SWEPCo	2.1	6.9	14.8

Jointly-owned Electric Facilities (Applies to AEP, AEP Texas, I&M, PSO and SWEPCo)

The Registrants have electric facilities that are jointly-owned with affiliated and non-affiliated companies.  Using its own financing, each participating company is obligated to pay its share of the costs of these jointly-owned facilities in the same proportion as its ownership interest.  Each Registrant’s proportionate share of the operating costs associated with these facilities is included in its statements of income and the investments and accumulated depreciation are reflected in its balance sheets under Property, Plant and Equipment as follows:

			Registrant’s Share as of December 31, 2017
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a)(k)(l)	Coal	83.5%	$2.1	$4.2	$0.1
J.M. Stuart Generating Station (b)(k)	Coal	26.0%	—	—	—
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	343.1	5.3	214.2
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	364.8	8.9	81.6
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	589.8	7.8	406.3
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	456.4	1.9	254.6
Turk Generating Plant (j)(n)	Coal	73.3%	1,580.4	3.2	166.6
Transmission	NA	(d)	62.7	0.3	46.1
Total			$3,399.3	$31.6	$1,169.5

AEP Texas
Oklaunion Generating Station, Unit 1 (h)	Coal	54.7%	$350.7	$1.3	$194.1

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$1,093.9	$28.2	$562.6

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$105.7	$0.6	$60.5

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$343.1	$5.3	$214.2
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	364.8	8.9	81.6
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	589.8	7.8	406.3
Turk Generating Plant (j)(n)	Coal	73.3%	1,580.4	3.2	166.6
Total			$2,878.1	$25.2	$868.7

			Registrant’s Share as of December 31, 2016
	Fuel Type	Percent of Ownership	Utility Plant in Service	Construction Work in Progress	Accumulated Depreciation
			(in millions)
AEP
Conesville Generating Station, Unit 4 (a)(k)(l)	Coal	43.5%	$0.1	$1.3	$—
J.M. Stuart Generating Station (b)(k)	Coal	26.0%	—	0.8	—
Wm. H. Zimmer Generating Station (c)(k)(m)	Coal	25.4%	—	0.3	—
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	334.8	5.0	207.5
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	362.4	3.7	73.5
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	586.4	5.7	399.5
Oklaunion Generating Station, Unit 1 (h)	Coal	70.3%	454.8	1.3	246.0
Turk Generating Plant (j)	Coal	73.3%	1,657.3	0.2	138.5
Transmission	NA	(d)	62.4	0.5	45.1
Total			$3,458.2	$18.8	$1,110.1

AEP Texas
Oklaunion Generating Station, Unit 1 (h)	Coal	54.7%	$349.6	$0.9	$186.5

I&M
Rockport Generating Plant (e)(f)(g)	Coal	50.0%	$936.1	$125.8	$535.1

PSO
Oklaunion Generating Station, Unit 1 (h)	Coal	15.6%	$105.2	$0.5	$59.4

SWEPCo
Dolet Hills Generating Station, Unit 1 (i)	Lignite	40.2%	$334.8	$5.0	$207.5
Flint Creek Generating Station, Unit 1 (j)	Coal	50.0%	362.4	3.7	73.5
Pirkey Generating Station, Unit 1 (j)	Lignite	85.9%	586.4	5.7	399.5
Turk Generating Plant (j)	Coal	73.3%	1,657.3	0.2	138.5
Total			$2,940.9	$14.6	$819.0

(a)	Operated by AGR.

(b)	Operated by Dayton Power & Light Company, a non-affiliated company.

(c)	Operated by Dynegy Corporation, a non-affiliated company.

(d)	Varying percentages of ownership.

(e)	Operated by I&M.

(f)	Amounts include I&M’s 50% ownership of both Unit 1 and capital additions for Unit 2. Unit 2 is subject to an operating lease with a non-affiliated company. See the “Rockport Lease” section of Note 13.

(g)	AEGCo owns 50% of Unit 1 with I&M and 50% of capital additions for Unit 2.

(h)	Operated by PSO, which owns 15.6%. Also jointly-owned (54.7%) by AEP Texas and various non-affiliated companies. See the “Impairments” section of Note 7.

(i)	Operated by CLECO, a non-affiliated company.

(j)	Operated by SWEPCo.

(k)
Conesville Generating Station, Unit 4 was impaired as of September 30, 2016. J.M. Stuart Generating Station and Wm. H. Zimmer Generating Station were impaired as of November 30, 2016. See the “Impairments” section of Note 7.

(l)
In accordance with the Asset Purchase Agreement between AGR and Dynegy Corporation dated February 2017, AGR acquired Dynegy Corporation’s 40% ownership interest in Conesville Generating Station, Unit 4. Subsequent to this transaction, AGR’s ownership percentage in Conesville Generating Station, Unit 4 is 83.5%.

(m)
In accordance with the Asset Purchase Agreement between AGR and Dynegy Corporation dated February 2017, Dynegy Corporation acquired AGR’s 25.4% ownership interest in Wm. H. Zimmer Generating Station. Subsequent to this transaction, AGR has no ownership interest in Wm. H. Zimmer Generating Station. See the “Dispositions” section of Note 7.

(n)
In December 2017, SWEPCo recorded a $15 million pretax impairment related to the Louisiana jurisdictional share of Turk Plant. Amount reflects the impact of the impairment. See the “Impairments” section of Note 7.

NA	Not applicable.